Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 775	$ 827
Other Comprehensive Income (Loss), Before Tax	(49)	124
Income Tax (Expense) Recovery	(6)	1
Ending balance	720	952
Defined Benefit Pension Plan
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	(10)	(2)
Other Comprehensive Income (Loss), Before Tax	27	(4)
Income Tax (Expense) Recovery	(6)	1
Ending balance	11	(5)
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	27	27
Other Comprehensive Income (Loss), Before Tax	0	1
Income Tax (Expense) Recovery	0	0
Ending balance	27	28
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	758	802
Other Comprehensive Income (Loss), Before Tax	(76)	127
Income Tax (Expense) Recovery	0	0
Ending balance	$ 682	$ 929